Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue from contracts with customers:	$ 12,558	$ 14,277	$ 19,166
Property, plant and equipment, net	878	886
Hong Kong and China [Member]
Revenue from contracts with customers:	2,186	2,794	4,086
Property, plant and equipment, net	127	147
Europe [Member]
Revenue from contracts with customers:	9,790	10,901	14,446
Other Asian Countries [Member]
Revenue from contracts with customers:		128	46
North America [Member]
Revenue from contracts with customers:	582	454	$ 588
Myanmar [Member]
Property, plant and equipment, net	$ 751	$ 739